SYNTHETIC GUARANTEED INVESTMENT CONTRACTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 017
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Synthetic GICs held by the Master Trust	$ 11,946,126	$ 10,090,388